Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Real estate:
Land and land improvements	$ 1,236,514	$ 1,003,215
Building and improvements	4,397,049	3,894,717
Less accumulated depreciation	(941,299)	(822,069)
Operating real estate	4,692,264	4,075,863
Development in progress	462,572	294,009
Land held for development	296,244	330,748
Net real estate	5,451,080	4,700,620
Cash and cash equivalents	84,923	11,882
Restricted cash	10,899	13,803
Accounts receivable, net	14,109	9,992
Deferred rent receivable, net	111,372	93,235
Deferred financing and leasing costs, net	157,823	135,741
Investments in and advances to unconsolidated joint ventures	350,981	288,456
Assets held for sale	502,207	913,957
Prepaid expenses and other assets	251,000	272,071
Total assets	6,934,394	6,439,757
LIABILITIES
Mortgage loans, net	395,202	267,093
Unsecured notes, net	2,285,698	2,283,513
Credit facilities	411,846	358,939
Accounts payable	62,943	69,387
Accrued interest	22,309	21,796
Dividend and distributions payable	60,560	60,330
Other liabilities	270,396	188,575
Liabilities held for sale	21,131	34,221
Total liabilities	3,530,085	3,283,854
Noncontrolling interest - operating partnership - 301,483 preferred units outstanding as of December 31, 2018 and December 31, 2017	7,537	7,537
EQUITY
Common shares of beneficial interest, $.001 par value, 283,987,000 shares authorized; 147,899,354 and 147,450,691 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively	148	147
Additional paid-in capital	3,691,778	3,674,978
Accumulated other comprehensive loss	(55,243)	(37,797)
Distributions in excess of net income	(306,822)	(549,970)
Total Liberty Property Trust shareholders’ equity	3,329,861	3,087,358
Noncontrolling interest – operating partnership
Noncontrolling interest – operating partnership - 3,520,205 common units outstanding as of December 31, 2018 and December 31, 2017	61,471	56,159
Noncontrolling interest – consolidated joint ventures	5,440	4,849
Total equity	3,396,772	3,148,366
Total liabilities, noncontrolling interest - operating partnership and equity	6,934,394	6,439,757
Liberty Property Limited Partnership
Real estate:
Land and land improvements	1,236,514	1,003,215
Building and improvements	4,397,049	3,894,717
Less accumulated depreciation	(941,299)	(822,069)
Operating real estate	4,692,264	4,075,863
Development in progress	462,572	294,009
Land held for development	296,244	330,748
Net real estate	5,451,080	4,700,620
Cash and cash equivalents	84,923	11,882
Restricted cash	10,899	13,803
Accounts receivable, net	14,109	9,992
Deferred rent receivable, net	111,372	93,235
Deferred financing and leasing costs, net	157,823	135,741
Investments in and advances to unconsolidated joint ventures	350,981	288,456
Assets held for sale	502,207	913,957
Prepaid expenses and other assets	251,000	272,071
Total assets	6,934,394	6,439,757
LIABILITIES
Mortgage loans, net	395,202	267,093
Unsecured notes, net	2,285,698	2,283,513
Credit facilities	411,846	358,939
Accounts payable	62,943	69,387
Accrued interest	22,309	21,796
Dividend and distributions payable	60,560	60,330
Other liabilities	270,396	188,575
Liabilities held for sale	21,131	34,221
Total liabilities	3,530,085	3,283,854
Noncontrolling interest - operating partnership - 301,483 preferred units outstanding as of December 31, 2018 and December 31, 2017	7,537	7,537
EQUITY
General partner’s equity - 147,899,354 and 147,450,691 common units outstanding as of December 31, 2018 and December 31, 2017, respectively	3,329,861	3,087,358
Limited partners’ equity – 3,520,205 common units outstanding as of December 31, 2018 and December 31, 2017	61,471	56,159
Noncontrolling interest – operating partnership
Noncontrolling interest – consolidated joint ventures	5,440	4,849
Total equity	3,396,772	3,148,366
Total liabilities, noncontrolling interest - operating partnership and equity	$ 6,934,394	$ 6,439,757